INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective income tax rate	203.00%	(28.00%)	97.00%	(26.00%)
Tax expense	$ (197)	$ 19	$ (283)	$ 33
Deferred income tax (recovery) expense	$ (181)	$ 3	$ (226)	$ (11)
Effective income tax rate excluding affect of business combination	86.00%		58.00%
Neoen
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense	$ 47
Deferred income tax (recovery) expense	$ 161